                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        March 31, 2003
                                               -----------------------------


Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):   [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Shadwell Capital, LC
           -------------------------
Address:   321 East Main Street
           -------------------------
           Charlottesville, VA  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dan Oakey
        -------------------------
Title:  Chief Financial Officer
        -------------------------
Phone:  (434) 951-7595
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dan Oakey                      Charlottesville, VA      May 12, 2003
-----------------------------      -------------------      ------------
          [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:                     0
                                               -----------
Form 13F Information Table Entry Total:               18
                                               -----------

Form 13F Information Table Value Total:          $73,774
                                               ------------
                                               (thousands)




List of Other Included Managers:

None

                      FORM 13F INFORMATION TABLE (3/31/03)

                                                                                                                    COLUMN 8
   COLUMN 1                    COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7      VOTING AUTHORITY
   --------                    --------  --------   --------  -----------------------  --------    --------  -----------------------
                               TITLE OF             VALUE     SHRS OR PRN  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER                 CLASS     CUSIP      (X1000)   AMOUNT       PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
--------------                 -----     -----      -------   -----------  ---   ----  ----------  --------  ----     ------    ----
AMER INTL GROUP INC            COMMON    026874107   4,599     93,000      SH          SOLE                   93,000

BANK NEW YORK INC              COMMON    064057102   4,551    222,000      SH          SOLE                  222,000

CHUBB CORP                     COMMON    171232101   4,521    102,000      SH          SOLE                  102,000

COMERCIA INC                   COMMON    200340107   4,621    122,000      SH          SOLE                  122,000

COMMERCE BANCSHARES INC        COMMON    200525103   2,849     77,950      SH          SOLE                   77,950

FEDERATED INVESTORS INC        COMMON    314211103   3,235    127,100      SH          SOLE                  127,100

HARTFORD FINANCIAL SERVICES    COMMON    416515104   4,552    129,000      SH          SOLE                  129,000

MELLON FINANCIAL CORP          COMMON    58551A108   4,316    203,000      SH          SOLE                  203,000

MERCANTILE BANKSHARES CORP     COMMON    587405101   4,667    137,500      SH          SOLE                  137,500

MGIC INVT CORP WISC            COMMON    552848103   4,673    119,000      SH          SOLE                  119,000

NORTHERN TR CORP               COMMON    665859104   4,293    141,000      SH          SOLE                  141,000

OHIO CASUALTY CORP             COMMON    677240103   3,996    309,300      SH          SOLE                  309,300

OLD REPUBLIC INTL CORP         COMMON    680223104   4,735    177,000      SH          SOLE                  177,000

PMI GROUP INC                  COMMON    69344M101   4,573    179,000      SH          SOLE                  179,000

STATE STREET CORPORATION       COMMON    857477103   4,238    134,000      SH          SOLE                  134,000

SYNOVUS FINANCIAL CORPORATION  COMMON    87161C105   2,982    166,700      SH          SOLE                  166,700

UMB FINANCIAL CORP             COMMON    902788108   3,099     84,500      SH          SOLE                   84,500

ZENITH NATIONAL INS CORP       COMMON    989390109   3,273    152,600      SH          SOLE                  152,600



                                                    72,456